Shareholders' Equity (Details)		12 Months Ended
	Feb. 20, 2023 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 25, 2025 USD ($) $ / shares shares	Apr. 18, 2024 USD ($) $ / shares shares
Shareholders’ Equity [Line Items]
Authorised share capital (in Dollars) | $		$ 1,000,000	$ 1,000,000
Aggregate share		2,848,785	1,980,944	1,880,149
One-time award of shares	34,000
Conversion of note into shares, value (in Dollars) | $		$ 3,648,844
Percentage of common shares		180.00%
Percentage of conversion price		70.00%
Warrants issued, value (in Dollars) | $		$ 9,274,572
Change in fair value of the warrant (in Dollars) | $		7,387,121
Statutory reserve amount (in Dollars) | $		$ 74,670	133,596
Percentage of after-tax income before payments of dividend		25.00%
Subsidiaries distribution amount (in Dollars) | $		$ 3,745,873	4,345,056
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants issued, shares		3,239,627
Warrants issued, value (in Dollars) | $		$ 9,274,572
Convertible Note [Member]
Shareholders’ Equity [Line Items]
Conversion of note into shares		3,508,299
Conversion of note into shares, value (in Dollars) | $		$ 3,648,844
Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorised share capital (in Dollars) | $					$ 1,000,000	$ 50,000
Education Development [Member]
Shareholders’ Equity [Line Items]
Development reserve (in Dollars) | $		$ 873,431	$ 873,431
Minimum [Member]
Shareholders’ Equity [Line Items]
Number of Vote Holders					5
General reserve percentage		10.00%
Maximum [Member]
Shareholders’ Equity [Line Items]
General reserve percentage		50.00%
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		180,000,000	180,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.005	$ 0.005
Aggregate share		8,728,870	1,980,944
Ordinary shares		8,325,870	1,577,944
Change in fair value of the warrant (in Dollars) | $		$ 7,387,121
Class A Ordinary Shares [Member] | Convertible Note [Member]
Shareholders’ Equity [Line Items]
Conversion of note into shares		3,508,299
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized					180,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.005	$ 0.005
Conversion of note into shares		3,508,299
Conversion of note into shares, value (in Dollars) | $		$ 17,541
Warrants issued, shares		3,239,627
Warrants issued, value (in Dollars) | $		$ 16,198
Class A Ordinary Shares [Member] | Ms. Huang [Member]
Shareholders’ Equity [Line Items]
Shares issued for services	390,000
Shares issued for services, value (in Dollars) | $	$ 975,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.005	$ 0.005
Ordinary shares		403,000	403,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized					20,000,000	1,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.005	$ 0.005
Conversion of note into shares
Conversion of note into shares, value (in Dollars) | $
Warrants issued, shares
Warrants issued, value (in Dollars) | $
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Number of Vote Holders					50
IPO [Member]
Shareholders’ Equity [Line Items]
One-time award of shares	39,000
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorised share capital (in Dollars) | $						$ 50,000
Ordinary shares, shares authorized						900,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0005
IPO [Member] | Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized						9,000,000
IPO [Member] | Class A Ordinary Shares [Member] | Nonrelated Party [Member]
Shareholders’ Equity [Line Items]
Shares issued for services	34,000
Shares issued for services, value (in Dollars) | $	$ 85,000
IPO [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized						10,000,000
IPO [Member] | Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0005